Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Expenses Charged by Our Parent
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Years ended December 31,			Statement of Income and Comprehensive Income Line Item
	2021	2020	2019
Royalty expense (see Note 11)	$4,335	$3,015	$4,597	Cost of revenue
Interest expense (see Note 4)	2,010	3,106	3,778	Interest expense
Rent expense (see Note 10)	1,397	1,461	1,378	General and administrative expense
Other expense	206	155	131	General and administrative expense

Summary of Amounts Due to our Parent
Amounts due to our parent, DoubleU Games, are as follows (in thousands):

	Years ended December 31,		Statement of Consolidated Balance Sheet Line Item
	2021	2020
4.6% Senior Notes with related party	$42,176	$45,956	Long-Term borrowing with related party
Royalties and other expenses	511	3,631	A/P and accrued expenses
Short-term lease liability	1,309	1,399	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	6,454	4,918	Other non-current labilities
Long-term lease liability	1,078	2,454	Long-term lease liabilities